Merger (Details Narrative) - shares	Apr. 17, 2015	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Common stock, shares outstanding			30,573,200	30,573,200
Content Checked Holdings, Inc [Member]
Common stock, shares outstanding		24,000,000	24,000,000
Content Checked Acquisition Corp., [Member] | Content Checked Holdings, Inc [Member]
Common stock, shares outstanding	1,000,000
Number of shares converted upon conversion	24,000,000
Recapitalization number of shares	30,573,200
Number of shares cancelled in connection with merger	24,400,000
Number of retained common shares	6,173,200